FINANCIAL AND OTHER INCOME, NET (Schedule of Financial and Other Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Interest income	$ 935	$ 643	$ 523
Bank fees and other finance expenses	(32)	(23)	(15)
Foreign currency translation adjustments	(218)	60	(169)
Gain (loss) from sales and disposals of fixed assets	135	(52)
Financial and other income, net	$ 820	$ 628	$ 339